Organization and Description of Business (Tables)	6 Months Ended
Jun. 30, 2025
Variable Interest Entity [Line Items]
Schedule of Consolidated Financial Statement of the Company

As of June 30, 2025, the consolidated financial statements of the Company include the following entities:

	Place and date of	% of ownership
Name of entities	incorporation	Direct	Indirect	Principal activities
Parent company
Baiya	Cayman Island/ October 18, 2021	Parent		Investment holding
Wholly owned subsidiaries of Baiya
Ruifeng BVI	BVI/October 25, 2021	100%		Investment holding
Juxing HK	PRC – Hong Kong/ November 3, 2021	100%		Investment holding
Pengze WFOE	PRC – Mainland China/December 9, 2021	100%		Consultancy and management support
Baiya International Group Inc	USA/ March 25, 2025	100%		Investment holding
VIE
Shenzhen Gongwuyuan Network Technology Co., Ltd. (“Gongwuyuan”)	PRC – Mainland China/October 23, 2017		VIE	Human resource management consulting, labor outsourcing service, staffing and placement service, research, and development of Apps
VIE’s Subsidiaries
Beijing Gongwuyuan Network Technology Co., Ltd.	PRC – Mainland China/September 28, 2021		100% owned by VIE	Internet technology development, information system consulting, software development
Dongguan Zhenggongfu Human Resources Co., Ltd.	PRC – Mainland China/March 28, 2018		100% owned by VIE since March 1, 2020	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Yifang Talent Service Co., Ltd.	PRC – Mainland China/December 27, 2018		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Ji’an Gongwuyuan Human Resource Service Co., Ltd.*	PRC – Mainland China/September 16, 2020		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Business Service Co., Ltd.	PRC – Mainland China/March 26, 2019		100% owned by VIE	Marketing
Hunan Gongwuyuan Youchuang Human Resource Service Co., Ltd.	PRC – Mainland China/June 3, 2019		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Nanchang Gongwuyuan Business Service Co., Ltd.	PRC – Mainland China/December 26, 2019		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Name of entities	Place and date of incorporation	% of ownership		Principal activities
		Direct	Indirect
Jiangxi Huizhong Human Resources Co., Ltd.	PRC – Mainland China/May 21, 2020		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Guangdong Mili Education Consulting Service Co., Ltd.	PRC – Mainland China/October 30, 2019		100% owned by VIE since July 20, 2020	Education consulting and marketing
Jiangxi Gongwuyuan Supply Chain Management Co., Ltd.	PRC – Mainland China/September 14, 2020		100% owned by VIE	Logistic and shipping
Jiangxi Gongwuyuan Talent Service Co., Ltd.	PRC – Mainland China/October 16, 2020		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Zhongshan Jushangyue Freight Forwarding Service Co., Ltd.	PRC – Mainland China/July 22, 2020		100% owned by VIE since September 17, 2020	Logistic and storage service
Jiujiang Gongwuyuan Yifang Education Consulting Service Co., Ltd.*	PRC – Mainland China/April 14, 2021		100% owned by VIE	Education consulting and human resource management service
Dongguan Fusheng Supply Chain Co., Ltd.*	PRC – Mainland China/June 1, 2021		100% owned by VIE	Logistic and shipping
Dongguan Chenwang Supply Chain Co., Ltd.*	PRC – Mainland China/May 31, 2021		100% owned by VIE	Logistic and shipping
Dongguan Jida Supply Chain Co., Ltd.*	PRC – Mainland China/June 1, 2021		100% owned by VIE	Logistic and shipping
Shenzhen Aliyuncang Logistics Warehousing Co., Ltd.	PRC – Mainland China/April 11, 2017		100% owned by VIE since June 24, 2021	Internet information technology development and supply chain management

*	Company had no operations or very minimal operations with no revenues as of June 30, 2025.

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024	For the Years Ended December 31, 2024
Balance sheet date spot rates (as of June 30, 2025 and December 31, 2024):	$7.1636	$7.2672	$7.2993
Average rate (for the six months ended June 30, 2025 and 2024):	$7.2526	$7.2150	$7.1957

Schedule of Disaggregate Revenue into Two Revenue Streams	The Company disaggregate revenue into two revenue streams, consisting of job matching service, entrust recruitment service, project outsourcing service and job dispatching service and others as the following table:
	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Category of Revenue
Entrusted recruitment service	$358,986	$38,454
Project outsourcing service	6,902,559	6,751,359
Other services	-	2,089
Total revenues	$7,261,545	$6,791,902

Schedule of Disaggregates Revenue

The Company disaggregates revenue by transferal of services as the following table:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Timing of Revenue Recognition
Services transferred over time	$7,261,545	$6,791,902
Total revenues	$7,261,545	$6,791,902

VIE [Member]
Variable Interest Entity [Line Items]
Schedule of Financial Statements and Balances of the VIE and Its Subsidiaries	The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:
	June 30, 2025 (Unaudited)	December 31, 2024
Current assets	$4,946,228	$4,680,414
Non-current assets	1,169,060	528,032
Total assets	$6,115,288	$5,208,446
Current liabilities	$4,661,048	$4,175,038
Non-current liabilities	9,187	43,972
Total liabilities	$4,670,235	$4,219,010

Schedule of Revenue
	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Net revenues	$7,261,545	$6,791,902
Net loss	$431,516	$(41,549)